AB Discovery Growth Fund, Inc.

Portfolio of Investments

October 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.8%
Information Technology – 31.4%
Electronic Equipment, Instruments & Components – 4.8%
Cognex Corp.	685,280	$45,159,952
IPG Photonics Corp.(a)	126,103	23,450,114
Littelfuse, Inc.	185,263	36,670,958
Novanta, Inc.(a)	310,961	33,807,680

		139,088,704

IT Services – 2.3%
Jack Henry & Associates, Inc.	130,766	19,386,059
MongoDB, Inc.(a) (b)	204,610	46,747,247

		66,133,306

Semiconductors & Semiconductor Equipment – 9.9%
Cree, Inc.(a) (b)	457,456	29,094,202
Entegris, Inc.(b)	801,436	59,923,370
Inphi Corp.(a)	280,125	39,150,270
Lattice Semiconductor Corp.(a)	1,299,638	45,357,366
MKS Instruments, Inc.	385,110	41,742,073
Monolithic Power Systems, Inc.	95,050	30,377,980
Universal Display Corp.(b)	226,063	44,830,553

		290,475,814

Software – 14.4%
Anaplan, Inc.(a) (b)	733,511	40,599,834
ANSYS, Inc.(a) (b)	95,752	29,144,036
Avalara, Inc.(a)	363,759	54,218,279
Coupa Software, Inc.(a) (b)	75,992	20,343,058
Crowdstrike Holdings, Inc. - Class A(a) (b)	186,470	23,092,445
Datadog, Inc. - Class A(a) (b)	314,730	28,561,748
Fair Isaac Corp.(a)	111,315	43,574,257
HubSpot, Inc.(a) (b)	173,831	50,423,158
Manhattan Associates, Inc.(a)	509,003	43,519,756
RingCentral, Inc. - Class A(a) (b)	120,263	31,068,743
Smartsheet, Inc. - Class A(a)	611,881	30,502,268
Trade Desk, Inc. (The) - Class A(a) (b)	42,842	24,267,851

		419,315,433

		915,013,257

Health Care – 24.5%
Biotechnology – 10.7%
ADC Therapeutics SA(a)	366,985	10,528,800
Allogene Therapeutics, Inc.(a) (b)	426,832	14,478,141
Arena Pharmaceuticals, Inc.(a)	187,485	16,071,214
Ascendis Pharma A/S (Sponsored ADR)(a)	110,887	18,113,391
BeiGene Ltd. (Sponsored ADR)(a)	50,445	14,957,951
Biohaven Pharmaceutical Holding Co., Ltd.(a)	279,191	21,626,135
Blueprint Medicines Corp.(a)	249,127	25,480,710
Coherus Biosciences, Inc.(a) (b)	1,033,882	17,234,813

Company	Shares	U.S. $ Value

Deciphera Pharmaceuticals, Inc.(a)	327,151	$18,997,659
Legend Biotech Corp. ADR(a)	260,129	6,729,537
Madrigal Pharmaceuticals, Inc.(a) (b)	119,190	15,166,928
Neurocrine Biosciences, Inc.(a) (b)	246,366	24,308,933
PTC Therapeutics, Inc.(a)	351,706	18,355,536
Sarepta Therapeutics, Inc.(a) (b)	224,896	30,565,615
Turning Point Therapeutics, Inc. - Class I(a)	193,128	17,804,470
Ultragenyx Pharmaceutical, Inc.(a) (b)	253,133	25,439,867
Vir Biotechnology, Inc.(a) (b)	519,916	16,346,159

		312,205,859

Health Care Equipment & Supplies – 4.9%
Insulet Corp.(a) (b)	120,886	26,866,914
iRhythm Technologies, Inc.(a)	195,780	41,397,681
Penumbra, Inc.(a) (b)	154,271	40,269,359
Silk Road Medical, Inc.(a) (b)	563,120	34,125,072

		142,659,026

Health Care Providers & Services – 3.3%
Amedisys, Inc.(a)	173,473	44,929,507
Guardant Health, Inc.(a)	459,171	48,975,179
HealthEquity, Inc.(a)	57,144	2,942,344

		96,847,030

Health Care Technology – 0.6%
American Well Corp. - Class A(a) (b)	623,949	16,104,124

Life Sciences Tools & Services – 4.5%
10X Genomics, Inc.(a)	316,519	43,331,451
Berkeley Lights, Inc.(a)	119,169	8,648,094
ICON PLC(a)	173,966	31,366,070
Repligen Corp.(a)	296,117	49,324,209

		132,669,824

Pharmaceuticals – 0.5%
Revance Therapeutics, Inc.(a)	591,729	15,313,947

		715,799,810

Consumer Discretionary – 15.9%
Automobiles – 0.3%
Fisker, Inc.(c)	871,920	8,841,269

Distributors – 1.4%
Pool Corp.	121,100	42,364,413

Diversified Consumer Services – 2.2%
Chegg, Inc.(a) (b)	612,189	44,959,160
Strategic Education, Inc.	218,445	18,144,042

		63,103,202

Hotels, Restaurants & Leisure – 2.0%
Penn National Gaming, Inc.(a) (b)	520,370	28,089,572
Planet Fitness, Inc.(a)	501,873	29,746,013

		57,835,585

Company	Shares	U.S. $ Value

Household Durables – 3.0%
NVR, Inc.(a)	7,759	$30,672,026
Tempur Sealy International, Inc.(a)	339,468	30,212,652
TopBuild Corp.(a) (b)	164,710	25,235,219

		86,119,897

Internet & Direct Marketing Retail – 0.6%
Etsy, Inc.(a)	143,310	17,425,063

Specialty Retail – 6.4%
Dynatrace, Inc.(a) (b)	963,745	34,029,836
Five Below, Inc.(a) (b)	240,833	32,112,672
Floor & Decor Holdings, Inc. - Class A(a)	541,082	39,498,986
Lithia Motors, Inc. - Class A(b)	132,770	30,480,009
National Vision Holdings, Inc.(a) (b)	1,271,604	51,283,789

		187,405,292

		463,094,721

Industrials – 13.4%
Aerospace & Defense – 1.5%
Axon Enterprise, Inc.(a) (b)	449,101	44,416,089

Building Products – 1.4%
Trex Co., Inc.(a) (b)	603,370	41,958,350

Commercial Services & Supplies – 1.0%
Copart, Inc.(a)	275,912	30,449,648

Construction & Engineering – 0.8%
Jacobs Engineering Group, Inc.	248,154	23,574,630

Electrical Equipment – 2.0%
AMETEK, Inc.	258,486	25,383,325
Array Technologies, Inc.(a)	703,170	25,911,815
Plug Power, Inc.(a) (b)	520,940	7,293,160

		58,588,300

Machinery – 3.2%
IDEX Corp.	151,130	25,751,041
Ingersoll Rand, Inc.(a)	796,595	27,833,029
Nordson Corp.	200,433	38,769,755

		92,353,825

Road & Rail – 1.5%
Kansas City Southern	167,989	29,589,583
Knight-Swift Transportation Holdings, Inc.	344,059	13,070,801

		42,660,384

Trading Companies & Distributors – 2.0%
SiteOne Landscape Supply, Inc.(a) (b)	302,984	36,203,558
United Rentals, Inc.(a) (b)	123,720	22,058,039

		58,261,597

		392,262,823

Company	Shares	U.S. $ Value

Financials – 7.1%
Banks – 1.2%
SVB Financial Group(a)	122,470	$35,602,029

Capital Markets – 2.2%
Ares Management Corp. - Class A(b)	828,014	35,024,992
PJT Partners, Inc.(b)	413,423	27,972,200

		62,997,192

Insurance – 3.7%
GoHealth, Inc.(a) (b)	1,628,333	16,869,530
Goosehead Insurance, Inc. - Class A(b)	297,623	36,470,723
Inari Medical, Inc.(a)	386,470	25,584,314
Kinsale Capital Group, Inc.(b)	153,447	28,766,709

		107,691,276

		206,290,497

Consumer Staples – 3.5%
Food & Staples Retailing – 2.1%
Casey’s General Stores, Inc.(b)	139,583	23,529,506
Grocery Outlet Holding Corp.(a) (b)	831,686	36,610,818

		60,140,324

Food Products – 1.4%
Freshpet, Inc.(a)	360,550	41,282,975

		101,423,299

Materials – 1.0%
Chemicals – 1.0%
FMC Corp.	298,502	30,668,095

Total Common Stocks (cost $2,007,834,502)		2,824,552,502

INVESTMENT COMPANIES – 1.4%
Funds and Investment Trusts – 1.4%
iShares Russell 2000 Growth ETF(b) (d) (cost $33,377,190)	186,826	41,693,959

PREFERRED STOCKS – 0.1%
Consumer Discretionary – 0.1%
Household Durables – 0.1%
Honest Co., Inc. (The) - Series D 0.00% (a) (c) (e)	42,660	1,427,403
Honest Co., Inc. (The) - Series E 0.00% (a) (c) (e)	11,161	261,056

Total Preferred Stocks (cost $2,170,718)		1,688,459

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - AB Government Money Market Portfolio - Class AB, 0.03%(d) (f) (g) (cost $20,211,395)	20,211,395	$20,211,395

Total Investments Before Security Lending Collateral for Securities Loaned – 99.0% (cost $2,063,593,805)		2,888,146,315

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.03%(d) (f) (g) (cost $47,755,140)	47,755,140	47,755,140

Total Investments – 100.7% (cost $2,111,348,945)(h)		2,935,901,455
Other assets less liabilities – (0.7)%		(19,105,345)

Net Assets – 100.0%		$2,916,796,110

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Fair valued by the Adviser.
(f)	Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.
(h)

As of October 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $864,943,006 and gross unrealized depreciation of investments was $(40,390,496), resulting in net unrealized appreciation of $824,552,510.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

AB Discovery Growth Fund, Inc.

October 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$2,815,711,233	$—	$8,841,269	$2,824,552,502
Investment Companies	41,693,959	—	—	41,693,959
Preferred Stocks	—	—	1,688,459	1,688,459
Short-Term Investments	20,211,395	—	—	20,211,395
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	47,755,140	—	—	47,755,140

Total Investments in Securities	2,925,371,727	—	10,529,728	2,935,901,455
Other Financial Instruments(b)	—	—	—	—

Total	$2,925,371,727	$—	$10,529,728	$2,935,901,455

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2020 is as follows:

Fund	Market Value 07/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$46,768	$175,357	$201,914	$20,211	$5
Government Money Market Portfolio*	71,907	148,016	172,168	47,755	7
Total	$118,675	$323,373	$374,082	$67,966	$12

*	Investments of cash collateral for securities lending transactions.